Restructuring and Other Charges, Net	12 Months Ended
Sep. 30, 2015
Restructuring and Related Activities [Abstract]
Restructuring and Other Charges, net
Restructuring and Other Charges, Net
Restructuring and other charges, net include restructuring expenses together with other charges that are unusual in nature and are the result of unplanned events, and arise outside of the ordinary course of continuing operations. Restructuring expenses consist of employee severance costs and may also include charges for excess facility space and other contract termination costs. Other charges may include gains or losses on non-controlling strategic equity interests, litigation contingency reserves and gains or losses on the sale or disposition of certain non-strategic assets or product lines.

The components of restructuring and other charges, net are as follows:

	2015	2014	2013
Severance costs	$8,471	$13,318	$15,262
Costs of consolidating duplicate facilities	9,576	3,203	1,641
Total restructuring charges	18,047	16,521	16,903

Costs related to assumed lease obligations from acquisitions	—	—	(126)
Other costs	5,622	2,922	(392)
Total other charges (credits)	5,622	2,922	(518)
Total	$23,669	$19,443	$16,385

Fiscal Year 2015
For fiscal year 2015,we recorded restructuring charges of $18.0 million. The restructuring charges included $8.5 million for severance related to the reduction of approximately 200 employees as part of our initiatives to reduce costs and optimize processes as well as the reduction of approximately 60 employees that eliminated duplicative positions resulting from acquisitions in fiscal year 2014. The restructuring charges also included a $9.6 million charge for the closure of certain excess facility space, including facilities acquired from acquisitions. We expect that the remaining severance payments of $0.6 million will be substantially paid by the end of fiscal year 2016. We expect that the remaining payments of $6.2 million for the closure of excess facility space will be paid through fiscal year 2025, in accordance with the terms of the applicable leases.
In addition, during fiscal year 2015, we have recorded certain other charges that totaled $5.6 million for the impairment of certain long-lived assets as a result of our strategic realignment of our product portfolio and litigation contingency reserves.
Fiscal Year 2014
For fiscal year 2014, we recorded net restructuring charges of $16.5 million, which included a $13.3 million severance charge related to the reduction of headcount by approximately 250 employees across multiple functions including the impact of eliminating duplicative positions resulting from acquisitions, and $3.2 million primarily resulting from the restructuring of facilities that will no longer be utilized.
In addition, during fiscal year 2014, we have recorded certain other charges that totaled $2.9 million primarily for litigation contingency reserves.
Fiscal Year 2013
For fiscal year 2013, we recorded net restructuring charges of $16.9 million, which included a $15.3 million severance charge related to the reduction of headcount by approximately 300 employees across multiple functions. In addition to the restructuring charges, we recorded a net gain of $0.5 million primarily related to the sale of two immaterial product lines.
The following table sets forth accrual activity relating to restructuring reserves for fiscal years 2015, 2014 and 2013 (dollars in thousands):

	Personnel	Facilities	Total
Balance at September 30, 2012	$1,708	$32	$1,740
Restructuring charges, net	15,262	1,641	16,903
Non-cash adjustment	(452)	—	(452)
Cash payments	(12,288)	(482)	(12,770)
Balance at September 30, 2013	4,230	1,191	5,421
Restructuring charges, net	13,318	3,203	16,521
Non-cash adjustment	12	793	805
Cash payments	(14,302)	(3,719)	(18,021)
Balance at September 30, 2014	3,258	1,468	4,726
Restructuring charges, net	8,471	9,576	18,047
Non-cash adjustment	—	(2,538)	(2,538)
Cash payments	(11,094)	(2,284)	(13,378)
Balance at September 30, 2015	$635	$6,222	$6,857

Restructuring and other charges, net by segment are as follows (dollars in thousands):

	Personnel	Facilities	Total Restructuring	Other Charges	Total
Fiscal Year 2013
Healthcare	$1,742	$757	$2,499	$304	$2,803
Mobile	4,124	736	4,860	—	4,860
Enterprise	3,942	—	3,942	—	3,942
Imaging	1,370	55	1,425	—	1,425
Corporate	4,084	93	4,177	(822)	3,355
Total fiscal year 2013	$15,262	$1,641	$16,903	$(518)	$16,385

Fiscal Year 2014
Healthcare	$2,357	$11	$2,368	$(78)	$2,290
Mobile	1,447	622	2,069	—	2,069
Enterprise	5,557	—	5,557	—	5,557
Imaging	2,733	107	2,840	—	2,840
Corporate	1,224	2,463	3,687	3,000	6,687
Total fiscal year 2014	$13,318	$3,203	$16,521	$2,922	$19,443

Fiscal Year 2015
Healthcare	$452	$636	$1,088	$—	$1,088
Mobile	2,960	2,863	5,823	3,322	9,145
Enterprise	1,144	95	1,239	—	1,239
Imaging	2,047	1,814	3,861	—	3,861
Corporate	1,868	4,168	6,036	2,300	8,336
Total fiscal year 2015	$8,471	$9,576	$18,047	$5,622	$23,669